THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2026
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 98.5%

	Shares	Value
Brazil — 3.2%
Communication Services — 0.7%
Telefonica Brasil	298,300	$2,115,350
TIM	1,513,700	7,032,438
		9,147,788
Consumer Discretionary — 0.3%
C&A MODAS	511,500	1,164,367
Cogna Educacao	1,014,970	879,438
Mahle Metal Leve	17,700	114,956
Riachuelo	148,700	275,488
Ser Educacional	72,273	169,739
Ultrapar Participacoes	358,300	1,725,205
		4,329,193
Consumer Staples — 0.3%
Camil Alimentos	32,500	41,190
JBS NV *	269,707	4,240,284
Seara Alimentos * (A)	911	—
		4,281,474
Financials — 1.4%
Banco Bradesco ADR	3,228,052	13,073,611
Banco BTG Pactual	312,200	3,545,118
Nova Embrapar Participacoes * (A)	854	—
Pagseguro Digital, Cl A	205,551	2,312,449
		18,931,178
Health Care — 0.0%
Profarma Distribuidora de Produtos Farmaceuticos	22,200	39,188
Industrials — 0.0%
EcoRodovias Infraestrutura e Logistica	157,800	353,215
Romi	18,700	29,847
Tegma Gestao Logistica	18,600	137,201
		520,263
Information Technology — 0.0%
TOTVS	45,400	384,836
Materials — 0.5%
CSN Mineracao	809,500	909,058
Vale	211,100	3,374,231
Vale ADR, Cl B	201,287	3,234,682
		7,517,971

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2026
(Unaudited)

COMMON STOCK — continued

	Shares	Value
Brazil — (continued)
Utilities — 0.0%
Light S *	11,345	$11,016
TOTAL BRAZIL		45,162,907
Chile — 0.2%
Consumer Discretionary — 0.2%
Empresas Copec	6,336	54,019
Falabella	396,282	3,076,545
		3,130,564
Industrials — 0.0%
Quinenco	13,134	68,012
TOTAL CHILE		3,198,576
China — 17.1%
Communication Services — 3.3%
Autohome ADR	139,450	3,073,478
Focus Technology, Cl A	28,600	213,619
G-bits Network Technology Xiamen, Cl A	91,489	5,982,073
JOYY ADR	32,859	2,114,477
Tencent Holdings	436,700	33,565,551
Zhejiang Century Huatong Group, Cl A *	447,200	1,269,915
		46,219,113
Consumer Discretionary — 3.9%
Atour Lifestyle Holdings ADR	31,381	1,121,557
ATRenew ADR *	27,361	160,883
BAIC Foton Motor, Cl A *	5,522,000	2,343,594
Dongfeng Motor Group, Cl H *	1,762,000	2,036,978
Ecovacs Robotics, Cl A	2,477	25,560
H World Group ADR	242,831	11,536,901
Huayu Automotive Systems, Cl A	887,600	2,456,515
Li Ning	210,000	549,146
Loncin Motor, Cl A	2,095,831	4,623,942
New Oriental Education & Technology Group	168,200	1,025,537
PDD Holdings ADR *	85,026	8,591,877
Pop Mart International Group	19,600	560,296
SAIC Motor, Cl A	1,751,645	3,561,451
Shentong Technology Group, Cl A	72,900	150,579
Shenzhen VMAX New Energy Group, Cl A	118,366	527,437
TCL Electronics Holdings	213,000	327,449
Trip.com Group	25,450	1,562,010
Vatti, Cl A	25,800	23,386
Vipshop Holdings ADR	563,891	9,648,175

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2026
(Unaudited)

COMMON STOCK — continued

	Shares	Value
China — (continued)
Consumer Discretionary — (continued)
Zhejiang Taotao Vehicles, Cl A	57,900	$1,736,096
		52,569,369
Consumer Staples — 0.0%
Opple Lighting, Cl A	43,000	125,309
Financials — 5.8%
Agricultural Bank of China, Cl H	10,300,000	7,200,904
China Construction Bank, Cl H	30,335,715	30,630,894
China Life Insurance, Cl H	3,876,000	17,249,128
China Merchants Bank, Cl H	2,329,500	14,232,306
High Templar Tech Limited ADR *	25,391	73,888
Industrial & Commercial Bank of China, Cl H	4,194,000	3,478,911
Lufax Holding ADR *	72,605	193,129
New China Life Insurance, Cl H	280,500	2,280,867
Postal Savings Bank of China, Cl H	11,226,000	7,319,383
Qfin Holdings ADR	23,786	369,872
		83,029,282
Health Care — 0.5%
Acrobiosystems, Cl A	53,540	428,791
BeOne Medicines, Cl A *	32,638	1,302,276
Chengdu Kanghong Pharmaceutical Group, Cl A	50,100	211,551
Edan Instruments, Cl A	251,600	517,997
GemPharmatech, Cl A	18,854	47,345
Kexing Biopharrm, Cl A	58,366	273,273
Legend Biotech ADR *	220,598	3,860,465
Mabwell Shanghai Bioscience, Cl A *	133,957	693,982
Novogene, Cl A	19,491	43,903
Yabao Pharmaceutical Group, Cl A	442,300	435,509
		7,815,092
Industrials — 1.5%
Beijing-Shanghai High Speed Railway, Cl A	2,544,600	1,782,654
China Merchants Port Holdings	198,000	398,495
Guangdong Dongpeng Holdings, Cl A	139,900	147,937
Hainan Airlines Holding, Cl A *	855,800	208,146
Hefei Meiya Optoelectronic Technology, Cl A	82,393	242,687
Kanzhun ADR	215,526	3,991,542
Lonking Holdings	53,354	21,886
Shanghai International Airport, Cl A	269,400	1,193,497
Sinotruk Hong Kong	1,849,648	8,493,915
Suzhou Anjie Technology, Cl A	288,000	576,545
Weichai Power, Cl H	1,430,000	4,847,172

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2026
(Unaudited)

COMMON STOCK — continued

	Shares	Value
China — (continued)
Industrials — (continued)
Xi'an Sinofuse Electric, Cl A	12,992	$267,411
		22,171,887
Information Technology — 1.4%
BOE Technology Group, Cl A	27,141,731	17,072,573
Dongguan Aohai Technology, Cl A	39,500	278,268
Hengdian Group DMEGC Magnetics, Cl A	110,000	319,661
OPT Machine Vision Tech, Cl A	13,508	233,479
Shenzhen JPT Opto-Electronics, Cl A	46,895	1,085,047
Shenzhen Transsion Holdings, Cl A	198,426	1,654,081
		20,643,109
Materials — 0.7%
Aluminum Corp of China, Cl H	1,082,000	1,889,249
Beijing Oriental Yuhong Waterproof Technology, Cl A	720,400	1,789,218
China Hongqiao Group	1,274,500	5,829,145
Nanshan Aluminium International Holdings	31,300	256,894
Shandong Weifang Rainbow Chemical, Cl A	3,400	40,640
Zhejiang Hailide New Material, Cl A	479,300	510,032
Zijin Mining Group, Cl H	204,000	1,063,661
		11,378,839
TOTAL CHINA		243,952,000
Czech Republic — 0.0%
Utilities — 0.0%
CEZ	11,535	663,261

Greece — 0.3%
Consumer Discretionary — 0.0%
Fourlis Holdings	25,163	131,350
Energy — 0.0%
Motor Oil Hellas Corinth Refineries	1,467	59,066
Financials — 0.3%
National Bank of Greece	195,446	3,450,502
TOTAL GREECE		3,640,918
Hong Kong — 9.7%
Communication Services — 3.5%
Baidu, Cl A *	286,300	5,487,672
Bilibili, Cl Z *	261,320	8,952,776
FriendTimes *	151,705	11,826

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2026
(Unaudited)

COMMON STOCK — continued

	Shares	Value
Hong Kong — (continued)
Communication Services — (continued)
Inkeverse Group *	1,150,000	$129,645
Kuaishou Technology, Cl B	1,621,700	16,569,091
NetEase	565,500	14,663,463
XD	367,000	4,030,379
		49,844,852
Consumer Discretionary — 3.4%
Alibaba Group Holding	1,623,368	34,534,860
Cabbeen Fashion	101,513	18,322
China Harmony Auto Holding *	305,280	40,138
Grand Baoxin Auto Group * (A)	338,601	3,728
JD.com, Cl A	834,400	11,899,079
Maoye International Holdings *	286,000	4,942
Pou Sheng International Holdings	1,429,841	85,067
Skyworth Group *	3,506,434	3,192,870
		49,779,006
Financials — 1.0%
China Minsheng Banking, Cl H	1,897,000	943,896
China Pacific Insurance Group, Cl H	1,379,431	6,947,969
China Taiping Insurance Holdings	1,757,400	5,758,705
		13,650,570
Health Care — 0.2%
Dawnrays Pharmaceutical Holdings	79,485	11,798
HBM Holdings *	272,000	414,975
Sino Biopharmaceutical	2,194,000	1,861,623
Wuxi Biologics Cayman *	264,500	1,251,708
		3,540,104
Industrials — 0.0%
CITIC Resources Holdings	690,000	44,947
COSCO SHIPPING Ports	107	85
Zoomlion Heavy Industry Science and Technology, Cl H	100	112
		45,144
Information Technology — 0.2%
Lenovo Group	1,146,000	1,291,214
Wasion Holdings	188,000	574,153
		1,865,367
Materials — 1.4%
Asia Cement China Holdings *	877,142	265,186
China National Building Material, Cl H	1,464,000	1,053,053

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2026
(Unaudited)

COMMON STOCK — continued

	Shares	Value
Hong Kong — (continued)
Materials — (continued)
CMOC Group, Cl H	4,121,993	$11,585,131
Jiangxi Copper, Cl H	685,000	4,092,316
MMG *	1,992,000	2,579,043
		19,574,729
TOTAL HONG KONG		138,299,772
Hungary — 1.4%
Communication Services — 0.0%
Magyar Telekom Telecommunications	14,457	89,684
Energy — 0.0%
MOL Hungarian Oil & Gas	58,116	709,768
Financials — 1.4%
OTP Bank Nyrt	157,715	19,845,601
TOTAL HUNGARY		20,645,053
India — 12.5%
Communication Services — 0.9%
Bharti Airtel	476,612	10,221,883
Indus Towers *	657,532	3,189,585
Jagran Prakashan	137,995	100,151
		13,511,619
Consumer Discretionary — 0.5%
Arvind	119,973	407,817
Hero MotoCorp	74,060	4,460,802
Kewal Kiran Clothing	3,224	16,141
Page Industries	3,009	1,080,020
SP Apparels	8,046	59,040
Sutlej Textiles and Industries *	30,104	9,488
Tata Motors Passenger Vehicles Limited	315,866	1,203,728
		7,237,036
Consumer Staples — 0.0%
Dhampur Sugar Mills *	1,712	2,177
Energy — 3.5%
Bharat Petroleum	2,520,493	9,992,620
Coal India	2,868,907	13,761,813
Great Eastern Shipping	8,125	106,320
Hindustan Petroleum	573,918	2,663,888
Indian Oil	3,425,021	6,082,581
Oil & Natural Gas	2,640,373	7,740,597
Petronet LNG	593,394	1,871,483

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2026
(Unaudited)

COMMON STOCK — continued

	Shares	Value
India — (continued)
Energy — (continued)
Reliance Industries	442,162	$6,718,623
		48,937,925
Financials — 2.2%
Aditya Birla Sun Life Asset Management	25,278	208,964
Bank of Baroda	1,372,645	4,473,211
Bank of India	614,641	1,098,112
Canara Bank	5,335,672	8,563,739
City Union Bank	186,329	611,781
Dhunseri Ventures	5,000	14,027
HDFC Asset Management	125,760	3,443,354
ICICI Bank	124,047	1,828,779
Indian Bank	34,530	342,614
Kotak Mahindra Bank	25,835	114,657
Muthoot Finance	43,364	1,807,018
Power Finance	917,331	3,788,485
REC	342,080	1,355,953
SMC Global Securities	42,280	35,264
State Bank of India	270,163	3,166,485
Union Bank of India	301,537	593,502
		31,445,945
Health Care — 1.3%
Alkem Laboratories	28,262	1,745,848
Aurobindo Pharma	202,625	2,664,715
Cipla	1,517	21,863
Dr Reddy's Laboratories	73,516	972,740
Glenmark Pharmaceuticals	210,480	4,617,132
Laurus Labs	52,263	549,086
Lupin	273,892	6,418,402
Zydus Lifesciences	65,132	627,452
		17,617,238
Industrials — 0.5%
Balmer Lawrie Investments, Cl A	28,911	22,064
Cummins India	31,609	1,414,548
Hindustan Aeronautics	66,027	3,317,330
LG Balakrishnan & Bros	26,722	496,661
Nava	414,412	2,545,324
NRB Bearings	50,837	140,879
Tata Motors * (A)	8,977	44,745
Transport Corp of India	18,515	214,192
VST Tillers Tractors	65	3,900

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2026
(Unaudited)

COMMON STOCK — continued

	Shares	Value
India — (continued)
Industrials — (continued)
		$8,199,643
Information Technology — 2.6%
HCL Technologies	811,915	14,981,962
Infosys	375,862	6,722,774
Infosys ADR	529,238	9,304,004
Tata Consultancy Services	129,225	4,394,696
		35,403,436
Materials — 0.9%
Foseco India	624	30,470
GHCL	6,088	35,192
Hindalco Industries	588,617	6,127,098
Hindustan Zinc	263,638	1,788,305
Kirloskar Industries	1,652	56,714
NMDC	1,141,208	1,005,282
Seshasayee Paper & Boards	16,598	40,833
Tamilnadu Petroproducts	123,076	127,234
UPL	224,657	1,721,324
Vedanta	461,575	3,413,715
West Coast Paper Mills	2,500	10,891
		14,357,058
Real Estate — 0.0%
NESCO	10,254	127,201
Utilities — 0.1%
GAIL India	404,515	736,889
PTC India	92,075	172,874
		909,763
TOTAL INDIA		177,749,041
Indonesia — 0.7%
Communication Services — 0.0%
Media Nusantara Citra *	2,145,200	31,998
Consumer Discretionary — 0.0%
Gajah Tunggal	1,611,778	103,326
Consumer Staples — 0.2%
Bumitama Agri	256,600	291,078
Charoen Pokphand Indonesia	1,296,500	342,647
Dharma Satya Nusantara	10,783,663	883,380
Hanjaya Mandala Sampoerna	3,178,392	155,119
Indofood Sukses Makmur	134,400	54,579

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2026
(Unaudited)

COMMON STOCK — continued

	Shares	Value
Indonesia — (continued)
Consumer Staples — (continued)
Industri Jamu Dan Farmasi Sido Muncul	3,134,042	$98,026
Japfa Comfeed Indonesia	999,800	165,203
Nusantara Sawit Sejahtera	733,000	65,773
Perusahaan Perkebunan London Sumatra Indonesia	1,198,726	82,922
Sumber Tani Agung Resources	1,408,200	101,854
Triputra Agro Persada	817,217	72,910
Ultrajaya Milk Industry & Trading	960,600	86,199
Unilever Indonesia	4,753,200	545,124
		2,944,814
Energy — 0.2%
ABM Investama	68,965	11,833
Bukit Asam	5,056,404	748,755
Indo Tambangraya Megah	78,921	103,366
United Tractors	704,700	1,097,822
		1,961,776
Financials — 0.0%
Asuransi Tugu Pratama Indonesia	601,000	41,333
Panin Financial *	1,091,500	17,334
		58,667
Health Care — 0.0%
Kalbe Farma	6,679,600	455,595
Industrials — 0.1%
Astra International	3,203,800	1,214,789
Trans Power Marine	1,107,633	38,274
		1,253,063
Materials — 0.2%
Aneka Tambang	9,257,562	2,279,066
Archi Indonesia	2,135,000	219,380
		2,498,446
Real Estate — 0.0%
Kawasan Industri Jababeka	14,548,200	197,616
Utilities — 0.0%
Perusahaan Gas Negara Persero	5,744,806	727,263
TOTAL INDONESIA		10,232,564

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2026
(Unaudited)

COMMON STOCK — continued

	Shares	Value
Luxembourg — 0.2%
Materials — 0.2%
Ternium ADR	59,084	$2,472,075

Malaysia — 0.8%
Consumer Discretionary — 0.0%
Magnum	68,700	23,020
Padini Holdings	168,200	83,204
Petronas Dagangan	43,200	232,226
Sports Toto	109,140	36,012
		374,462
Consumer Staples — 0.1%
99 Speed Mart Retail Holdings	323,500	328,212
Carlsberg Brewery Malaysia	5,900	26,251
Hap Seng Plantations Holdings	124,000	71,869
SD Guthrie	603,800	894,518
		1,320,850
Financials — 0.6%
AMMB Holdings	824,700	1,348,805
Hong Leong Bank	389,400	2,548,328
Hong Leong Financial Group	45,090	255,741
Malayan Banking	268,900	804,785
RHB Bank	1,406,100	3,013,376
		7,971,035
Industrials — 0.1%
PBS	195,300	6,936
Westports Holdings	629,500	976,027
		982,963
Materials — 0.0%
Jaya Tiasa Holdings	620,500	165,516
TOTAL MALAYSIA		10,814,826
Mexico — 1.9%
Communication Services — 0.0%
Grupo Televisa ADR	127,318	416,330
Consumer Discretionary — 0.0%
El Puerto de Liverpool	99,310	598,952
Financials — 0.4%
Grupo Financiero Banorte, Cl O	481,525	5,428,591

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JANUARY 31, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Mexico — (continued)
Industrials — 0.0%
Promotora y Operadora de Infraestructura	30,185	$472,396
Materials — 1.5%
Cemex ADR	1,107,894	13,826,517
Grupo Mexico, Ser B	364,060	4,017,034
Industrias Penoles	45,878	2,659,328
Southern Copper	2,031	386,540
		20,889,419
Real Estate — 0.0%
Concentradora Fibra Danhos ‡	30,461	47,288
TOTAL MEXICO		27,852,976
Peru — 0.5%
Financials — 0.5%
Credicorp	18,339	6,543,906
Intercorp Financial Services	9,934	486,567
TOTAL PERU		7,030,473
Philippines — 0.1%
Industrials — 0.1%
International Container Terminal Services	186,930	2,047,434

Poland — 1.6%
Communication Services — 0.2%
CD Projekt	38,621	2,819,201
Energy — 0.4%
ORLEN	156,428	4,754,253
Financials — 0.9%
Bank Polska Kasa Opieki	126,165	7,673,105
Powszechny Zaklad Ubezpieczen	297,182	5,847,453
XTB	10,664	254,156
		13,774,714
Industrials — 0.0%
Budimex	19	3,673
Grenevia *	52,447	47,953
Polimex-Mostostal *	41,736	98,774
		150,400
Information Technology — 0.0%
Asseco Poland	529	32,214

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JANUARY 31, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Poland — (continued)
Utilities — 0.1%
Enea	13,681	$84,484
Tauron Polska Energia *	189,983	587,562
		672,046
TOTAL POLAND		22,202,828
Qatar — 0.5%
Communication Services — 0.0%
Ooredoo QPSC	206,730	812,920
Vodafone Qatar PQSC	123,111	86,246
		899,166
Financials — 0.5%
Doha Bank QPSC	1,365,818	1,035,336
Qatar National Bank QPSC	993,879	5,415,049
Salam International Investment QSC	579,555	122,064
		6,572,449
Industrials — 0.0%
Mannai QSC	25,756	34,521
Materials — 0.0%
Qatar Aluminum Manufacturing	678,792	353,231
TOTAL QATAR		7,859,367
Russia — 0.0%
Financials — 0.0%
Sberbank of Russia PJSC ADR (A)	1,789,972	—
Materials — 0.0%
Novolipetsk Steel PJSC GDR (A)	189,918	—
TOTAL RUSSIA		—
Saudi Arabia — 2.3%
Communication Services — 0.7%
Etihad Etisalat	216,912	4,081,875
Mobile Telecommunications Saudi Arabia	103,699	305,956
Saudi Telecom	482,372	5,726,137
		10,113,968
Consumer Staples — 0.0%
Al Majed for Oud	1,582	61,067
Financials — 1.3%
Arab National Bank	583,713	3,542,702
Banque Saudi Fransi	856,390	4,122,327
Kingdom Holding	27,428	59,089

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JANUARY 31, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Saudi Arabia — (continued)
Financials — (continued)
Riyad Bank	775,140	$5,817,164
Saudi Awwal Bank	21,497	204,264
Saudi National Bank	313,348	3,746,194
		17,491,740
Industrials — 0.2%
Al Babtain Power & Telecommunication	54,937	1,025,376
Electrical Industries	384,555	1,399,946
		2,425,322
Information Technology — 0.0%
Saudi Networkers Services	2,197	44,893
Materials — 0.1%
Arabian Cement	68,614	398,802
SABIC Agri-Nutrients	43,285	1,442,129
Tabuk Cement	59,306	142,204
		1,983,135
Real Estate — 0.0%
Derayah REIT ‡	22,481	30,939
TOTAL SAUDI ARABIA		32,151,064
South Africa — 2.7%
Communication Services — 0.4%
MTN Group	341,730	3,794,766
Telkom	210,985	767,843
Vodacom Group	11,805	108,894
		4,671,503
Consumer Discretionary — 0.0%
Lewis Group	12,767	75,854
Mr Price Group	13,702	150,464
Southern Sun	294,289	184,913
Super Group	118,391	127,232
		538,463
Consumer Staples — 0.0%
Astral Foods	9,246	157,126
Energy — 0.0%
Murray & Roberts Holdings * (A)	58,238	3,966
Thungela Resources	24,601	150,899
		154,865

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JANUARY 31, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
South Africa — (continued)
Financials — 1.0%
FirstRand	525,738	$2,998,734
Investec	479,694	3,903,476
Nedbank Group	161,438	2,651,766
Old Mutual	3,440,757	3,302,208
Standard Bank Group	40,519	744,657
		13,600,841
Information Technology — 0.0%
DataTec	24,473	115,916
Materials — 1.3%
DRDGOLD ADR	12,348	392,913
Gold Fields	21,304	1,053,582
Gold Fields ADR	87,054	4,363,147
Harmony Gold Mining ADR	152,311	3,250,317
Kumba Iron Ore	61,478	1,363,736
Northam Platinum Holdings	6,515	155,223
Omnia Holdings	10,425	54,407
PPC	208,255	79,253
Sasol *	205,817	1,453,744
Sibanye Stillwater *	633,477	2,757,152
Sibanye Stillwater ADR *	198,465	3,350,089
Valterra Platinum	5,275	473,949
		18,747,512
TOTAL SOUTH AFRICA		37,986,226
South Korea — 15.9%
Communication Services — 0.5%
Kakao	32,306	1,373,144
KT	28,858	1,141,727
NAVER	17,733	3,370,719
NHN	36,564	817,954
		6,703,544
Consumer Discretionary — 0.5%
Creas F&C	168	458
Korea Fuel-Tech *	18,712	101,719
LG Electronics	77,009	5,280,025
Multicampus	1,070	22,301
Seoyon	4,806	35,576
Shinsegae	5,278	1,169,327
SJG Sejong	26,717	197,338
THN	28,808	140,343

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JANUARY 31, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
South Korea — (continued)
Consumer Discretionary — (continued)
Zinus	2,166	$18,887
		6,965,974
Consumer Staples — 0.2%
APR	11,118	2,083,880
Hyundai Green Food	5,185	54,979
		2,138,859
Energy — 0.2%
HD Hyundai	12,571	2,040,121
Financials — 3.1%
BNK Financial Group	95,862	1,104,629
Daol Investment & Securities	11,546	32,693
Hana Financial Group	242,132	16,823,836
Hanwha General Insurance *	20,674	86,930
JB Financial Group	41,686	727,328
KB Financial Group	101,614	9,510,991
Shinhan Financial Group	137,047	8,009,539
Woori Financial Group	321,654	6,728,639
		43,024,585
Health Care — 0.0%
Rayence	15,821	55,616
Industrials — 1.3%
CJ	11,434	1,726,867
DYPNF *	4,805	48,356
HD Hyundai Electric	5,406	3,311,958
HD Hyundai Heavy Industries	1,449	576,746
HD Korea Shipbuilding & Offshore Engineering	18,481	5,293,585
HD-Hyundai Marine Engine *	8,839	541,405
Hyosung Heavy Industries	2,625	4,708,096
Hyundai Glovis	18,830	3,174,726
LX Hausys	7,839	157,533
mPlus	13,944	120,859
Saramin	6,553	59,151
TK	11,513	226,326
TYM	19,881	97,696
WONIK PNE *	53,474	159,579
		20,202,883
Information Technology — 9.4%
Amotech *	8,910	61,260
DB HiTek	5,077	370,422

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JANUARY 31, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
South Korea — (continued)
Information Technology — (continued)
DIT	2,618	$39,597
DMS (A)	9,421	41,430
Eugene Technology	7,499	570,284
Global Standard Technology	22,342	447,771
Hansol Technics	15,410	63,815
HD Hyundai Energy Solutions *	5,193	191,390
IsuPetasys	28,589	2,309,009
MAKUS *	13,916	230,767
Micro Contact Solution	3,221	45,577
Samsung Electronics	657,207	72,604,799
Segyung Hitech	30,597	106,237
SK hynix	94,378	58,927,497
Uju Electronics	2,037	44,560
Uniquest	9,048	40,454
WiSoL	13,595	57,608
		136,152,477
Materials — 0.0%
Dongsung Finetec	2,602	50,969
ENF Technology	1,191	48,251
KG Chemical	22,098	90,698
KG Eco Solution	11,315	51,762
Purit	4,657	33,310
		274,990
Utilities — 0.7%
Korea District Heating	1,011	69,907
Korea Electric Power	240,435	9,697,490
		9,767,397
TOTAL SOUTH KOREA		227,326,446
Taiwan — 21.6%
Communication Services — 0.4%
Chunghwa Telecom	639,000	2,709,644
International Games System	130,000	2,952,234
X-Legend Entertainment	10,200	33,451
		5,695,329
Consumer Discretionary — 0.1%
Allmind Holdings	13,000	20,287
Gourmet Master	20,000	47,379
King Chou Marine Technology	16,000	26,431
Lion Travel Service	19,000	101,769

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JANUARY 31, 2026
(Unaudited)

COMMON STOCK — continued

	Shares	Value
Taiwan — (continued)
Consumer Discretionary — (continued)
Pou Chen	1,860,000	$1,797,845
Senao International	15,000	13,765
Star Comgistic Capital	146,723	100,844
Wowprime	62,000	418,667
YoungQin International	987	3,534
		2,530,521
Financials — 0.4%
Chang Hwa Commercial Bank	1,562,400	1,011,348
First Financial Holding	200,900	183,405
KGI Financial Holding	2,837,000	1,622,213
Yuanta Financial Holding	2,255,370	3,072,336
		5,889,302
Health Care — 0.0%
Apex Biotechnology	15,000	13,867
TTY Biopharm	34,000	92,021
		105,888
Industrials — 1.6%
Ablerex Electronics	25,000	50,128
Airtac International Group	3,000	108,572
Apex Science & Engineering	54,000	19,597
China Airlines	4,357,000	3,065,106
Eva Airways	5,245,000	6,208,179
Evergreen International Storage & Transport	137,000	244,986
Evergreen Marine Taiwan	1,589,200	9,386,133
General Plastic Industrial	30,000	22,909
Kedge Construction	9,000	24,612
L&K Engineering	141,000	2,545,900
Yang Ming Marine Transport	458,000	777,094
		22,453,216
Information Technology — 19.1%
Anpec Electronics	82,000	674,500
Arcadyan Technology	187,000	1,061,991
Asia Vital Components	35,000	1,590,138
ASPEED Technology	3,000	838,968
Asustek Computer	611,000	9,598,671
Compal Electronics	4,205,000	4,339,847
Delta Electronics	282,000	10,761,782
eMemory Technology	5,000	287,975
Emerging Display Technologies	167,000	124,016

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JANUARY 31, 2026
(Unaudited)

COMMON STOCK — continued

	Shares	Value
Taiwan — (continued)
Information Technology — (continued)
Ennoconn	94,000	$840,486
Everlight Electronics	104,000	183,174
Fitipower Integrated Technology	8,450	39,223
FocalTech Systems	216,000	365,563
General Interface Solution Holding *	46,000	56,591
Global Mixed Mode Technology	51,000	390,729
Gold Circuit Electronics	52,000	1,135,526
Hon Hai Precision Industry	679,000	4,693,534
HON PRECISION INC	5,587	665,301
Lite-On Technology	427,000	2,194,858
Macroblock	199,000	350,316
MediaTek	473,000	26,237,563
MPI	5,000	395,145
Nanya Technology *	581,000	5,881,312
Niko Semiconductor	88,667	136,848
Novatek Microelectronics	369,000	4,378,411
Parade Technologies	22,000	367,907
Pegatron	978,423	2,157,618
Phison Electronics	47,000	3,485,550
Pixart Imaging	82,000	517,346
Primax Electronics	109,000	271,875
Raydium Semiconductor	131,000	960,777
Realtek Semiconductor	686,000	10,495,659
Silicon Motion Technology ADR	11,339	1,348,547
Simplo Technology	2,000	21,998
Sitronix Technology	71,000	437,907
Sunplus Technology *	241,000	167,639
Sunrex Technology	77,000	91,875
Taiwan PCB Techvest	42,000	47,043
Taiwan Semiconductor Manufacturing	3,105,000	171,693,885
Ubright Optronics	7,000	12,445
Winbond Electronics *	728,000	2,878,761
Youngtek Electronics	25,000	56,544
		272,235,844
TOTAL TAIWAN		308,910,100
Thailand — 1.5%
Consumer Discretionary — 0.0%
Index Livingmall NVDR	527,892	222,896
Energy — 0.0%
PTT Exploration & Production NVDR	17,300	67,629

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JANUARY 31, 2026
(Unaudited)

COMMON STOCK — continued

	Shares	Value
Thailand — (continued)
Financials — 1.4%
Bangkok Bank NVDR	2,383,500	$11,956,841
Kasikornbank NVDR	389,303	2,325,117
Krung Thai Bank NVDR	5,089,400	4,566,898
SCB X NVDR	59,800	257,427
TMBThanachart Bank NVDR	2,955,400	189,460
		19,295,743
Health Care — 0.0%
Mega Lifesciences NVDR	38,400	44,007
Industrials — 0.1%
Airports of Thailand NVDR	579,500	925,115
Regional Container Lines NVDR	174,700	152,686
		1,077,801
Materials — 0.0%
PTT Global Chemical NVDR	710,900	557,773
TOTAL THAILAND		21,265,849
Turkey — 0.1%
Consumer Discretionary — 0.1%
Dogus Otomotiv Servis ve Ticaret	68,492	361,670
Consumer Staples — 0.0%
Sok Marketler Ticaret *	88,063	131,573
Financials — 0.0%
Agesa Hayat ve Emeklilik	57,926	334,673
Turkiye Vakiflar Bankasi TAO, C1 D *
	273,385	230,628
		565,301
TOTAL TURKEY		1,058,544
United Arab Emirates — 2.9%
Communication Services — 0.0%
Emirates Telecommunications Group PJSC	19,763	106,012
Yalla Group ADR *	40,541	285,814
		391,826
Consumer Discretionary — 0.2%
Abu Dhabi National Oil for Distribution PJSC	2,418,356	2,699,866
Energy — 0.0%
NMDC Energy	14,471	9,857
Financials — 1.5%
Abu Dhabi Commercial Bank	1,622,975	6,731,934
Abu Dhabi Islamic Bank PJSC	312,193	2,070,510

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JANUARY 31, 2026
(Unaudited)

COMMON STOCK — continued

	Shares	Value
United Arab Emirates — (continued)
Financials — (continued)
Dubai Islamic Bank PJSC	1,554,146	$4,088,613
Emirates NBD Bank PJSC	240,725	2,038,749
First Abu Dhabi Bank PJSC	746,430	3,781,966
Sharjah Islamic Bank	384,736	373,994
		19,085,766
Industrials — 0.0%
Air Arabia	137,414	186,493
Dubai Investments PJSC	96,190	104,835
Orascom Construction	43,136	369,492
		660,820
Real Estate — 1.2%
Aldar Properties PJSC	2,812,334	7,352,037
Emaar Development PJSC	59,463	278,703
Emaar Properties PJSC	2,558,282	10,465,150
		18,095,890
TOTAL UNITED ARAB EMIRATES		40,944,025
United Kingdom — 0.8%
Materials — 0.8%
Anglogold Ashanti	128,845	11,965,835

TOTAL COMMON STOCK
(Cost $919,715,698)		1,405,432,160

PREFERRED STOCK(B) — 0.7%

Brazil — 0.7%
Consumer Discretionary — 0.0%
Alpargatas	158,000	429,319

Financials — 0.2%
Banco ABC Brasil	57,000	291,133
Banco Bradesco	99,800	402,974
Banco do Estado do Rio Grande do Sul	138,800	473,942
Itausa	431,800	1,116,678

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JANUARY 31, 2026
(Unaudited)

PREFERRED STOCK(B) — continued

	Shares	Value
Financials — (continued)
Noxville Investimentos * (A)	455	$—
		2,284,727
Materials — 0.5%
Gerdau	1,669,794	7,084,984

TOTAL BRAZIL		9,799,030
Chile — 0.0%
Consumer Staples — 0.0%
Coca-Cola Embonor, C B
	1,966	3,468

South Korea — 0.0%
Industrials — 0.0%
CJ	4,644	572,901

TOTAL PREFERRED STOCK
(Cost $7,592,612)		10,375,399

EXCHANGE-TRADED FUNDS — 0.5%

Domestic Equity — 0.5%
iShares MSCI Emerging Markets ETF	120,024	7,093,418

TOTAL EXCHANGE-TRADED FUNDS	–
(Cost $6,761,218)		7,093,418

TOTAL INVESTMENTS — 99.7%
(Cost $934,069,528)		$1,422,900,977

Percentages are based on Net Assets of $1,427,369,578.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	There is currently no rate available.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JANUARY 31, 2026
(Unaudited)

 ADR — American Depositary Receipt

Cl — Class

ETF — Exchange-Traded Fund

GDR — Global Depositary Receipt

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint Stock Company

QPSC — Qatari Public Shareholding Company

QSC — Qatari Shareholding Company

REIT — Real Estate Investment Trust

ACA-QH-003-3800